Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenues	$ 209,478	$ 159,290	$ 115,818
Cost of revenues	155,202	124,597	92,899
Gross margin	54,276	34,693	22,919
Operating expenses
Selling, general and administrative expenses	52,615	31,403	19,048
Business acquisition and integration costs	5,818	2,079	119
Depreciation of property and equipment	980	870	449
Amortization of intangibles	8,092	5,724	5,179
Foreign exchange	(144)	58	(18)
Operating expense	67,361	40,134	24,777
Operating loss	(13,085)	(5,441)	(1,858)
Financial expenses	2,241	2,097	1,631
Loss before income taxes	(15,326)	(7,538)	(3,489)
Income tax expense (recovery)
Current	289	81	(147)
Deferred	(3,140)	(395)	(474)
Tax expense (income)	(2,851)	(314)	(621)
Net loss	$ (12,475)	$ (7,224)	$ (2,868)
Basic and diluted loss per share	$ (0.34)	$ (0.31)	$ (0.16)